Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) (EUR €)		12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Employee Stock Option [Member] Common Class A [Member]	Dec. 31, 2012 Employee Stock Option [Member] Common Class A [Member]	Dec. 31, 2011 Employee Stock Option [Member] Common Class A [Member]	Dec. 31, 2010 Employee Stock Option [Member] Common Class A [Member]	Dec. 31, 2013 Plan 1 - 2004 [Member] Employee Stock Option [Member] Common Class A [Member]	Dec. 31, 2007 Plan 2 - 2007 [Member] Employee Stock Option [Member] Common Class A [Member]	Dec. 31, 2013 Plan 2 - 2007 [Member] Employee Stock Option [Member] Common Class A [Member]	Dec. 31, 2010 Plan 3 - 2010 [Member] Employee Stock Option [Member] Common Class A [Member]	Dec. 31, 2013 Plan 3 - 2010 [Member] Employee Stock Option [Member] Common Class A [Member]	Dec. 31, 2012 Plan 4 - 2012 [Member] Employee Stock Option [Member] Common Class A [Member]	Dec. 31, 2013 Plan 4 - 2012 [Member] Employee Stock Option [Member] Common Class A [Member]	Dec. 31, 2010 Plan 2b - 2007 [Member] Employee Stock Option [Member] Common Class A [Member]	Dec. 31, 2013 Plan 2b - 2007 [Member] Employee Stock Option [Member] Common Class A [Member]
Granted - Number		500,000					504,088		229,100		500,000		95,912
Forfeited - Number			(15,750)	(51,750)
Expired - Number			(3,425)	(25,000)
Outstanding - Number	567,503	1,310,850	810,850	830,025	906,775	124,000		416,838		174,100		500,000		95,912
Exercisable - Number		743,347	675,844	621,516
Share purchase options available for grant - Number		83,428	83,428	72,003
Outstanding - Weighted average exercise price	€ 1.34	€ 2.70	€ 3.18	€ 3.23	€ 3.19
Granted - Weighted average exercise price		€ 1.91					€ 3.99		€ 2.38		€ 1.91		€ 1.88
Forfeited - Weighted average exercise price			€ 3.17	€ 3.03
Expired - Weighted average exercise price			€ 2.02	€ 2.08
Exercisable - Weighted average exercise price		€ 3.27	€ 3.38	€ 3.50